28. Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments And Risk Management Tables
Schedule of classification of financial instruments at fair value
	Measured at fair value through profit or loss		Amortized cost (c)
	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Assets
Cash and cash equivalents (a)	307,538	434,295	518,649	592,567
Short-term investments (a)	478,364	955,589	-	-
Restricted cash	822,132	268,047	-	-
Derivatives assets	-	40,647	-	-
Trade receivables	-	-	853,328	936,478
Deposits (b)	-	-	885,804	655,244
Other assets	-	-	478,628	123,721

Liabilities
Debt	-	-	7,084,467	7,105,667
Suppliers	-	-	1,523,952	1,471,150
Suppliers – Forfaiting	-	-	365,696	78,416
Derivatives liabilities	409,662	34,457	-	-
Operating leases	-	-	271,485	139,110

(a)    The Company manages its financial investments to pay its short-term operational expenses.

(b)    Excludes judicial deposits,  described in Note 11.

(c)    Items classified as amortized cost refer to credits, debt with private institutions which, in any early settlement, there are no substantial alterations in relation to the values recorded, except the amounts related to Perpetual Notes and Senior Notes, as disclosed in Note 16. The fair values approximate the book values, according to the short-term maturity period of these assets and liabilities.

Schedule of derivative financial instruments
	Fuel	Interest rate	Foreign currency	Equity foward (**)	Total
Derivative assets (liabilities) as of December 31, 2016 (*)	3,817	(89,211)	-	-	(85,394)
Fair value variations
Net gains recognized in profit or loss	13,768	-	-	11,094	24,862
Net gains (losses) recognized in OCI	35,505	(1,093)	-	-	34,412
Settlements payments (received) during the year	(12,443)	55,847	-	(11,094)	32,310
Derivative assets (liabilities) as of December 31, 2017 (*)	40,647	(34,457)	-	-	6,190
Fair value variations
Net gains (losses) recognized in profit or loss (a)	(25,280)	(4,488)	9,272	-	(20,496)
Net (losses) recognized in OCI	(349,252)	(37,719)	-	-	(386,971)
Settlements payments (received) during the year	(29,383)	30,270	(9,272)	-	(8,385)
Derivative liabilities as of December 31, 2018 (*)	(363,268)	(46,394)	-	-	(409,662)

Current liabilities	(149,050)	(46,394)	-	-	(195,444)
Noncurrent liabilities	(214,218)	-	-	-	(214,218)

Changes in other comprehensive income (loss)
Balances as of December 31, 2016	-	(147,229)	-	-	(147,229)
Fair value adjustments during the year	35,505	(1,093)	-	-	34,412
Net reversal to profit or loss	-	33,501	-	-	33,501
Balances as of December 31, 2017	35,505	(114,821)	-	-	(79,316)
Fair value adjustments during the year	(275,583)	(37,719)	-	-	(313,302)
Time value of options	(73,669)	-	-	-	(73,669)
Net reversal to profit or loss (b)	(64,955)	31,220	-	-	(33,735)
Balances as of December 31, 2018	(378,702)	(121,320)	-	-	(500,022)

Effects on profit or loss (a-b)	39,675	(35,708)	9,272		13,239
Year ended December 31, 2018
Recognized in operating income	64,955	(17,880)	-	-	47,075
Recognized in financial results	(25,280)	(17,828)	9,272	-	(33,836)

Year ended December 31, 2017
Recognized in operating costs and expenses	8,626	(11,548)		-	(2,922)
Recognized in financial results	5,142	(21,953)		11,094	(5,717)

Year ended December 31, 2016
Recognized in operating costs and expenses	-	(12,574)		-	(12,574)
Recognized in financial results	309	(116,158)	(40,931)	-	(156,780)

(*)  Classified as "Derivatives" rights or obligations, if assets or liabilities.

(**) In 2017, the Company carried out transactions with shares of third-party companies traded on B3 in the amount of R$106,976, and contracted a term derivative attached to the transaction, in order to minimize the risk of volatility of the shares borrowed in the market. This operation was fully settled with the respective derivative in December 2017.

Schedule of recycled to profit or loss
	2019	2020	2021	2022	2023	2023 onwards
Interest rate derivatives	(6,282)	(3,951)	(5,334)	(9,697)	(8,271)	(87,785)
Fuel derivatives	(167,675)	(183,499)	(27,528)	-	-	-
Expected realization (*)	(173,957)	(187,450)	(32,862)	(9,697)	(8,271)	(87,785)

(*) The negative amounts represent losses.

Schedule of company's foreign currency exposure
	12/31/2018	12/31/2017
Assets
Cash, equivalents, short-term investments and restricted cash	963,973	1,215,716
Trade receivables	148,538	140,716
Deposits	885,804	655,244
Derivatives	-	40,647
Other assets (*)	352,437	-
Total assets	2,350,752	2,052,323

Liabilities
Short and long-term debt	5,576,835	4,593,169
Finance lease	640,660	1,476,151
Suppliers	903,287	644,775
Derivatives	409,662	34,457
Operating leases	271,485	139,110
Total liabilities	7,801,929	6,887,662

Foreign currency exposure	5,451,177	4,835,339

Commitments not recorded in the statements of financial position
Future commitments resulting from operating leases	7,135,784	5,304,714
Future commitments resulting from firm aircraft orders	63,235,639	45,090,382
Total	70,371,423	50,395,096

Total foreign currency exposure - R$	75,822,600	55,230,435
Total foreign currency exposure - US$	19,568,133	16,696,020
Exchange rate (R$/US$)	3.8748	3.3080

(*) Amount relates to the sale of seven aircraft to be carried out in March 2019. For additional information, see Note 27.2.

Schedule of financial liability
	Less than 6 months	6 - 12 months	1 - 5 years	More than 5 years	Total

Short and long-term debt	903,492	319,832	2,856,625	3,004,518	7,084,467
Suppliers	1,403,793	22	120,137	-	1,523,952
Suppliers - Forfaiting	365,696	-	-	-	365,696
Derivatives liabilities	95,773	99,671	214,218	-	409,662
Operating leases	135,799	-	135,686	-	271,485
As of December 31, 2018	2,904,553	419,525	3,326,666	3,004,518	9,655,262

Short and long-term debt	369,496	793,376	2,651,018	3,291,777	7,105,667
Suppliers	1,245,352	3,772	222,026	-	1,471,150
Suppliers - Forfaiting	78,416	-	-	-	78,416
Derivatives liabilities	34,457	-	-	-	34,457
Operating leases	28,387	-	110,723	-	139,110
As of December 31, 2017	1,756,108	797,148	2,983,767	3,291,777	8,828,800

Schedule of company's capital management
	12/31/2018	12/31/2017
		(As restated)
Total short and long-term debt	7,084,467	7,105,667
(-) Cash and cash equivalents	(826,187)	(1,026,862)
(-) Short-term investments	(478,364)	(955,589)
(-) Restricted cash	(822,132)	(268,047)
A - Net debt	4,957,784	4,855,169
B – Total deficit	(4,505,351)	(3,088,521)
C = (B + A) - Total capital and net debt	452,433	1,766,648

Schedule of foreign currency risk
	Exchange rate	Effect on profit or loss
Net liabilities exposed to the risk of appreciation of the U.S. dollar	3.8748	(5,451,177)
Dollar depreciation (-50%)	1.9374	2,725,589
Dollar depreciation (-25%)	2.9061	1,362,794
Dollar appreciation (+25%)	4.8435	(1,362,794)
Dollar appreciation (+50%)	5.8122	(2,725,589)

Schedule of fuel risk
	Fuel
	US$/bbl (WTI)	R$
Decline in prices/barrel (-50%)	22.71	(735,676)
Decline in prices/barrel (-25%)	34.06	(361,493)
Increase in prices/barrel (+25%)	56.76	343,433
Increase in prices/barrel (+50%)	68.12	720,179

Schedule of fluctuations in interest rates
	Short-term investments net of financial debt (a)		Derivatives (c)
Risk	Increase in the CDI rate	Decrease in the Libor rate	Decrease in the Libor rate
Reference rates	6.40%	2.81%	2.81%
Exposure amount (probable scenario) (b)	370,282	(991,760)	(46,394)
Remote favorable scenario (-50%)	83,229	41,803	1,956
Possible favorable scenario (-25%)	69,358	34,836	1,630
Possible adverse scenario (+25%)	(69,358)	(34,836)	(1,630)
Remote adverse scenario (+50%)	(83,229)	(41,803)	(1,956)

(a)  Total invested and raised in the financial market at the CDI rate and the Libor. A negative amount means more funding than investment.

(b)  Balances recorded on December 31, 2018.

(c)  Derivatives contracted to hedge the Libor rate variation embedded in the agreements for future delivery of aircraft.

Schedule of interest-rate hedging
	2019	2020	2021	2022	2023	Total
Basis point value (“BPV”) - thousands	-	185	138	68	-	391
Aircraft to be delivered	1	8	6	3	-	18
Hedged percentage	43%	68%	71%	53%	-	45%

Schedule of classifications of the valuation method
		12/31/2018		12/31/2017
	Fair value level	Book value	Fair Value	Book value	Fair Value
Cash and cash equivalents	Level 2	307,538	307,538	434,295	434,295
Short-term investments	Level 1	21,100	21,100	32,701	32,701
Short-term investments	Level 2	457,264	457,264	922,888	922,888
Restricted cash	Level 2	822,132	822,132	268,047	268,047
Derivatives assets	Level 2	-	-	40,647	40,647
Derivatives liabilities	Level 2	(409,662)	(409,662)	(34,457)	(34,457)